Offerings	Jun. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,658,564
Proposed Maximum Offering Price per Unit	6.17
Maximum Aggregate Offering Price	$ 22,573,339.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,117.38
Offering Note	Note 1.a. Represents 3,658,564 shares of Common Stock, $0.0001 par value per share (the "Common Stock"). Note 1.b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act, based on the average of the high and low prices of the Common Stock on The Nasdaq Capital Market on June 24, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase one share of Common Stock
Amount Registered | shares	189,753
Proposed Maximum Offering Price per Unit	9.69
Maximum Aggregate Offering Price	$ 1,838,706.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 253.93
Offering Note	Note 2.a. Represents warrants to purchase up to 189,753 shares of Common Stock (the "Warrants"). Note 2.b. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price applicable to shares of Common Stock issuable upon the exercise of the Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Warrants
Amount Registered | shares	189,753
Proposed Maximum Offering Price per Unit	9.69
Maximum Aggregate Offering Price	$ 1,838,706.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 253.93
Offering Note	Represents 189,753 shares of Common Stock issuable upon exercise of the Warrants. See offering note 2.b.